PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Depreciation Expense	$ 16,779,579	$ 21,925,465
Cost of Good Sold	2,681,902	2,415,360
Right of use assets	1,105,689	2,752,022
Borrowing costs		$ 1,749,467
Average capitalization rate		10.20%
Labor related costs	566,766	$ 448,086
Construction in progress	$ 154,015	207,664
Impairment expense		$ 143,005,028